Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (295,283)
Financial liabilities at end of period	(313,433)	kr (295,283)
Financial assets and liabilities at fair value in level 3
Unrealized fair value changes	36	(69)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(43,730)	(52,485)
Purchases	(10,577)	(10,707)
Settlements & sales	15,885	21,015
Transfers to level 3	(10,649)	1
Transfers from level 3	5,275	1,009
Gains (+) and losses (-) through profit or loss	(2,942)	(227)
Gains (+) and losses (-) in other comprehensive income	44	(43)
Currency exchange-rate effects assets and liabilities	5,233	(2,293)
Financial assets and liabilities at fair value in level 3, at the end of period	(41,461)	(43,730)
Debt securities issued
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(271,549)
Transfers to level 3	(10,649)
Transfers from level 3	6,534	1,040
Financial liabilities at end of period	(274,552)	(271,549)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(43,752)	(47,898)
Purchases	(10,584)	(10,702)
Settlements & sales	16,285	21,314
Transfers to level 3	(10,649)
Transfers from level 3	6,534	1,040
Gains (+) and losses (-) through profit or loss	(1,345)	(3,408)
Gains (+) and losses (-) in other comprehensive income	44	(43)
Currency exchange-rate effects liabilities	2,269	(4,055)
Financial liabilities at end of period	(41,198)	(43,752)
Derivatives
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(20,056)
Financial liabilities at end of period	(25,395)	(20,056)
Financial assets and liabilities at fair value in level 3
Transfers from level 3	(1,259)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	22	(4,587)
Purchases	7	(5)
Settlements & sales	(400)	(299)
Transfers to level 3		1
Transfers from level 3	(1,259)	(31)
Gains (+) and losses (-) through profit or loss	(1,597)	3,181
Currency exchange-rate effects assets and liabilities	2,964	1,762
Financial assets and liabilities at fair value in level 3, at the end of period	kr (263)	kr 22